RELATED PARTY BALANCES AND TRANSACTIONS (Tables)	6 Months Ended
Jun. 30, 2022
Related Party Transactions [Abstract]
Schedule of related party balances
	June 30,	December 31,
	2022	2021
	(Unaudited)

Trade receivables	$927	$420

Trade payables	$28	$-

Long term deferred revenues	$3,822	$3,717

Schedule of related party transactions
	Six Months Ended June 30,
	2022	2021
	(Unaudited)

Revenues	$2,908	$1,151
Research and development	$32	$47